Commitment and contingencies - Commitment (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Apr. 16, 2021 MXN ($)	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Mar. 31, 2022 MXN ($)	Apr. 30, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2014 MXN ($) item	Dec. 31, 2013 MXN ($) item	Dec. 31, 2022 MXN ($)
Commitment and contingencies
Payment of long-term debt						$ 138,664	$ 2,700,000,000	$ 13,967,000	$ 42,592,000
Current portion of long-term debt						77,036			$ 3,013,502,000			$ 1,500,000,000
Short-term debt						$ 61,629		2,700,000,000				1,200,000,000
Debt securities issued in the Mexican market on June 16, 2014
Commitment and contingencies
Principal amount		$ 3,000,000,000								$ 3,000,000,000
Term of loan		7 years								7 years
Payment of long-term debt					$ 3,000,000
Number of airports guaranteeing the certificates | item		9
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Secured borrowings issued June 16, 2014 and March 26, 2013
Commitment and contingencies
Number of airports guaranteeing the certificates | item										9	9
Percentage of airports guaranteeing the certificates (as a percent)										80.00%	80.00%
Debt securities issued in the Mexican market on March 26, 2013
Commitment and contingencies
Principal amount			$ 1,500,000,000								$ 1,500,000,000
Term of loan			10 years								10 years
Number of airports guaranteeing the certificates | item			9
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on April 16, 2021
Commitment and contingencies
Principal amount	$ 1,000,000,000				$ 1,000,000,000
Term of loan	5 years				5 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Commitment and contingencies
Principal amount	$ 2,500,000				$ 2,500,000,000
Term of loan	7 years				7 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Debt securities issued in the Mexican market on March 31, 2022
Commitment and contingencies
Principal amount				$ 1,700,000,000
Term of loan				5 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Debt securities issued in the Mexican market on March 31, 2022, accruing interest at a fixed rate
Commitment and contingencies
Principal amount				$ 2,300,000,000
Term of loan				7 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Credit line with HSBC Mexico
Commitment and contingencies
Principal amount								$ 900,000,000				$ 600,000,000